Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY
Variable Interest Entity [Line Items]
Total assets	$ 7,330,360	45,668,890	23,340,541		$ 447,054	2,785,190	1,808,784
current	5,565,575	34,674,089	15,848,156		203,734	1,269,283	1,008,640
non-current	1,764,785	10,994,801	7,492,385		243,320	1,515,907	800,144
Total liabilities	2,962,031	18,453,765	7,015,028		348,766	2,172,850	1,456,328
current	1,322,053	8,236,529	4,406,547		307,303	1,914,531	1,342,268
non-current	1,639,978	10,217,236	2,608,481		41,463	258,319	114,060
Total revenues	3,580,364	22,306,026	14,500,786	7,915,074	1,031,942	6,429,099	4,205,327	1,832,629
Net income	$ 1,667,915	10,391,278	6,620,318	3,525,168	$ 23,054	143,626	119,294	46,234